CVR Dynamic Allocation Fund
CVR Dynamic Allocation Fund
Investment Objective
The CVR Dynamic Allocation Fund (the "Fund") seeks long-term capital appreciation while preserving capital in declining markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CVR Dynamic Allocation Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CVR Dynamic Allocation Fund		Institutional Shares	Investor Shares
Management Fees		1.10%	1.10%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		1.14%	1.14%
Total Annual Fund Operating Expenses		2.24%	2.49%
Fee Waiver and/or Expense Reimbursement	[1]	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.65%	1.90%
[1]	CVR Portfolio Funds LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) of Institutional Shares and Investor Shares to 1.65% and 1.90%, respectively, through April 1, 2019 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - CVR Dynamic Allocation Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	168	644	1,146	2,529
Investor Shares	193	719	1,273	2,782

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

The Fund takes a risk managed approach in pursuit of its investment objective by investing in three principal investment strategies: Focused Equity; Defensive Equity; and Absolute Return. By combining three strategies with low correlations, the Fund seeks to deliver equity returns with less volatility than the S&P 500 Index. The portfolio is constructed using fundamental screens, quantitative research and a multi-asset class absolute return strategy. The Fund implements the strategies by investing globally in a broad range of instruments, including, but not limited to, equities (of small-, large- and mid-cap companies), ETFs and a sub-advised absolute return strategy. The Adviser believes that the Fund's three principal strategies are subject to different and in some cases contrary risks so that the value of the Fund's investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investment strategies taken by itself.

The strategies employed by the Fund are:

Focused Equity: The Focused Equity strategy uses a custom fundamental screen to evaluate a universe of U.S. listed common stocks for inclusion in the strategy. The Adviser's security selection process begins with screening a universe of U.S. listed common stocks included in the S&P 500 Index, Russell 3000 Index, S&P 600 Smallcap Index, and S&P 400 Midcap Index and ranking the securities based on metrics such as price to cash flow, earnings yield, and return on invested capital. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 20-30 of the highest ranked stocks.

The Adviser may sell a security when the Adviser's metrics indicate it to be overvalued relative to other securities in the universe or to be an otherwise unattractive investment.

Defensive Equity: The Defensive Equity strategy primarily invests in U.S. listed ETFs and /or equity securities, including common and preferred stocks, representing sectors or industry groups that are chosen for exposure to growth-oriented themes of the U.S. economy including: consumer discretionary spending; media related services; government spending such as defense/infrastructure; energy consumption; banking; insurance and financials; healthcare and biotech; internet services and infrastructure; technology and software related services; and transportation.

To manage risk and support the Adviser's objective of preserving capital in declining markets, the Adviser utilizes a quantitative model to determine when abnormal market conditions exist. The model analyzes price and volatility changes of the U.S. equity market, as well as of each sector or industry group (or proxy thereon) in which the Fund is invested. The model determines the percentage of strategy assets to be invested in each sector/industry group, or in cash in the event that the model determines a given sector is expected to depreciate in value.

Absolute Return: The Adviser works with a Subadviser to manage the Absolute Return strategy. The Absolute Return strategy is a quantitative, systematic global macro strategy. The investment program establishes long and short positions in a broadly diversified global portfolio of fixed income, currencies, equity indices and commodities. The program utilizes independent strategies that employ their own set of fundamental and/or technical factors, which provide diversification across strategy and asset class.

The Absolute Return strategy uses a multi-determinant model to rebalance the independent strategies. Exposure is generally managed using models that interpret macroeconomic, relative value, inflation, interest rate and price related data. The Absolute Return strategy may achieve its exposure to the instruments in which it invests by using derivatives rather than holding those assets directly. Such derivatives include currency future and forward contracts, commodity future and forward contracts, and equity index futures. The Fund may enter into either long or short positions in the future and forward contracts.

In summary, the Focused Equity strategy seeks to deliver outsized long-term equity returns by holding a concentrated basket of profitable companies that trade at a discount to the equity market as a whole. In addition to making positive contributions to the total return of the Fund in risk-on markets, the latter two strategies have the ability to dampen volatility and, in this way, offer the benefits of hedging in difficult markets. The Defensive Equity strategy uses a risk- on/risk-off algorithm to determine a preference for holding cash versus having exposure to a given sector or industry group in response to increasing volatility. The Absolute Return strategy exhibits a low, and often negative, correlation to equities and may profit in declining markets. The result is a variable beta for the Fund, allowing for equity returns in risk-on markets and capital protection in risk-off markets.

A portion of the Fund's assets may be held in cash or cash equivalent investments including, but not limited to, short-term investment funds and/or U.S. Government securities. The Fund's investments in U.S. Government securities may include U.S. Treasury securities and zero coupon bonds. Such investments may be used as an alternative to cash for liquidity purposes, for hedging purposes, or to enhance returns.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund's principal investment strategies and principal risks is contained in the Fund's Statement of Additional Information (the "SAI"). The following principal risks could affect the value of your investment:

Asset Allocation Risk. The Fund's ability to achieve its investment objective depends upon the Adviser's analysis of various factors and Adviser's ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Fund may experience losses or poor relative performance if the Adviser allocates a significant portion of the Fund's assets to an asset class that does not perform as the Adviser anticipated, including relative to other asset classes. The Fund may underperform funds that allocate their assets differently than the Fund.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative investments (such as futures and forwards) may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Common and Preferred Stock Risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks are sensitive to movements in interest rates. The Fund's common and preferred stock holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Currency Risk. The Fund may invest in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. The value of foreign currencies can change rapidly and unexpectedly.

Derivatives Risk. Derivatives, such as options, futures and forward contracts, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund's use of derivatives may also expose the Fund to greater or different risks, including the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Fund's exposure to loss, and the Fund may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Fund would sell the segregated assets and/or offsetting positions.

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Tax Risk is the risk that the use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. The Fund's use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "IRC"). The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund's taxable income or gains and distributions to shareholders.

Exchange Traded Funds Risk. An investment in an ETF involves substantially the same risks as investing directly in the underlying securities. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. The Fund must pay its pro rata portion of an ETF's fees and expenses. Shares of an ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Forward and Futures Contracts Risk. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset or index; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may also have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk. Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the Fund may be unable to close the transaction at the time and price the Adviser would like. This may result in a loss to the Fund.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund's performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the Fund to losses in excess of the amounts invested or borrowed.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, which could have a negative impact on the Fund.

Mid Capitalization Company Risk. Investments in mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models supplied by third parties and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Short Position Risk. The Fund will incur a loss from a short position if the value of the reference instrument increases after the time the Fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Fund's losses, and also may involve credit and counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Small Capitalization Company Risk. The Fund's investments in small capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Tax Risk. In order for the Fund to qualify as a RIC under Subchapter M of the IRC, the Fund must, in part, derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income. The Fund intends to restrict its income from direct investments in commodities and commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income.

The tax treatment of commodities or commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse actions, the income of the Fund from certain commodities or commodity-linked derivatives were to be treated as non-qualifying income, the Fund might fail to qualify as a RIC and would be subject to federal income tax at the Fund level.

U.S. Treasury and Agency Securities Risk. The Fund's investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.

Zero Coupon Bonds. The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available at cvrfunds.com or by calling (855) 328-7691 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Institutional Shares

During the period shown, the highest return for a quarter was 6.21% for the quarter ended December 31, 2016, and the lowest return was -9.55% for the quarter ended September 30, 2015.
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - CVR Dynamic Allocation Fund	1 Year	Since Inception	Inception Date
Institutional Shares	10.14%	3.96%	Dec. 30, 2013
Institutional Shares | After Taxes on Distributions	9.56%	3.78%
Institutional Shares | After Taxes on Distributions and Sales	6.21%	3.05%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	9.98%	2.25%

HFRX Equity Hedge Index is part of a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies. Hedge Fund Research, Inc. employs the HFRX Methodology, a proprietary and highly quantitative process by which hedge funds are selected as constituents for the HFRX Indices. The index includes the reinvestment of dividends and does not reflect deduction of expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.